Consolidated Statement of Cash Flows - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Cash flows from operating activities
Net income		$ 2,159	$ 2,747	$ 3,931	$ 5,487
Adjustment for:
Net interest income		(4,466)	(4,473)	(9,035)	(8,817)
Depreciation and amortization		412	381	818	756
Provision for credit losses		709	219	1,347	441
Equity-settled share-based payment expense		2	2	11	8
Net gain on sale of investment securities		(56)	(1)	(100)	(3)
Net income from investments in associated corporations		(64)	(84)	(80)	(175)
Income tax expense		485	817	1,591	1,681
Changes in operating assets and liabilities:
Trading assets		2,938	19,095	(279)	14,598
Securities purchased under resale agreements and securities borrowed		(2,895)	(16,739)	(6,580)	(19,514)
Loans		(2,906)	(24,271)	(8,961)	(49,092)
Deposits		(14,032)	26,137	21,550	72,635
Obligations related to securities sold short		(2,594)	(1,280)	392	3,563
Obligations related to securities sold under repurchase agreements and securities lent		(2,209)	10,007	(9,186)	7,555
Net derivative financial instruments		(517)	(2,047)	968	(4,010)
Other, net		5,228	(4,938)	(2,974)	(2,786)
Dividends received		332	289	656	573
Interest received		13,599	6,657	26,217	13,210
Interest paid		(8,257)	(2,330)	(15,511)	(4,507)
Income tax paid		(571)	(914)	(1,124)	(2,372)
Net cash from/(used in) operating activities		(12,703)	9,274	3,651	29,231
Cash flows from investing activities
Interest-bearing deposits with financial institutions		19,859	13,432	933	3,203
Purchase of investment securities		(29,700)	(35,179)	(48,262)	(57,757)
Proceeds from sale and maturity of investment securities		25,928	14,748	44,663	31,657
Acquisition/divestiture of subsidiaries, associated corporations or business units, net of cash acquired			(652)		(652)
Property and equipment, net of disposals		(16)	(153)	(72)	(198)
Other, net		(302)	(153)	(564)	(380)
Net cash from/(used in) investing activities		15,769	(7,957)	(3,302)	(24,127)
Cash flows from financing activities
Proceeds from issue of subordinated debentures			3,356	337	3,356
Redemption of subordinated debentures		(2)	(1,250)	(2)	(1,250)
Redemption of preferred shares					(500)
Proceeds from common shares issued		428	21	453	125
Common shares purchased for cancellation		0	(1,250)	0	(2,336)
Cash dividends and distributions paid		(1,331)	(1,269)	(2,660)	(2,520)
Distributions to non-controlling interests		(38)	(59)	(61)	(76)
Payment of lease liabilities		(85)	(81)	(170)	(170)
Other, net		(1,147)	(706)	(256)	(930)
Net cash from/(used in) financing activities		(2,175)	(1,238)	(2,359)	(4,301)
Effect of exchange rate changes on cash and cash equivalents		100	1	237	147
Net change in cash and cash equivalents		991	80	(1,773)	950
Cash and cash equivalents at beginning of period	[1]	8,301	10,563	11,065	9,693
Cash and cash equivalents at end of period	[1]	$ 9,292	$ 10,643	$ 9,292	$ 10,643

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 5).